OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Indirect taxes	$ 27	$ 82
Government of Israel - OCS receivable	357	389
Prepaid expenses and work in progress	738	2,328
Advances to suppliers	26	151
Others	263	142
Other current assets, total	$ 1,411	$ 3,092